Financial Instruments - Contractual Maturities of Derivative Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 5,728	$ 6,638
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,751	9,196
Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3,695	3,976
Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	837	1,279
Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	324	805
Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	219	394
Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	279	450
Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	397	2,292
Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(23)	(2,558)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	48	58
Interest rate swaps | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	49	60
Interest rate swaps | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	12	35
Interest rate swaps | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	10	8
Interest rate swaps | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	9	4
Interest rate swaps | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	7	4
Interest rate swaps | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5	5
Interest rate swaps | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	6	4
Interest rate swaps | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1)	(2)
Forward foreign exchange contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	651	311
Forward foreign exchange contracts | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		118
Forward foreign exchange contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	620	380
Forward foreign exchange contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	504	214
Forward foreign exchange contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	56	40
Forward foreign exchange contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	22	8
Forward foreign exchange contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	38	0
Forward foreign exchange contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
Forward foreign exchange contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Forward foreign exchange contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	31	(69)
Currency swaps and options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	343	988
Currency swaps and options | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	374	3,356
Currency swaps and options | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	174	255
Currency swaps and options | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	13	475
Currency swaps and options | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	28	444
Currency swaps and options | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	201
Currency swaps and options | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	159	204
Currency swaps and options | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	1,777
Currency swaps and options | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(31)	(2,368)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4,657	5,281
Commodity derivatives | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4,678	5,400
Commodity derivatives | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2,990	3,472
Commodity derivatives | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	743	756
Commodity derivatives | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	265	349
Commodity derivatives | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	174	189
Commodity derivatives | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	115	123
Commodity derivatives | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	391	511
Commodity derivatives | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(21)	(119)
Other contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	29	0
Other contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	30	0
Other contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	15	0
Other contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	15	0
Other contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ (1)	$ 0